ORGANIZATION AND BASIS OF PRESENTATION - Summary of Variable Interest Entities and Subsidiaries (Details)	6 Months Ended
Jun. 30, 2023
Gracell Biotechnologies Holdings Limited
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	May 22, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Gracell Biotechnologies HK Limited
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Jun. 07, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Gracell Bioscience Shanghai Co Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Aug. 24, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biopharmaceuticals Inc
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Feb. 11, 2020
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biomedicine Shanghai Co Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Aug. 19, 2020
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Hainan Gracell Biomedicine Company Limited
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Jun. 25, 2021
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Suzhou Gracell Bioscience Company Limited
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Jul. 12, 2021
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biotechnologies Shangai Company Limited
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	May 22, 2017
Principal activities	Research and development of innovative medicines
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
ORGANIZATION AND BASIS OF PRESENTATION
Date of incorporation	Apr. 23, 2018
Principal activities	Research and development of innovative medicines